Consolidated Statements of Operations (Parentheticals) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2021	Oct. 14, 2021	Dec. 31, 2020
Income Statement [Abstract]
Related party net revenues	$ 71	$ 136	$ 2,007